Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2014	Nov. 02, 2013	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Significant Components of Deferred Tax Asset (Liability)
Net deferred tax assets, current					$ 38	$ 33
Net deferred tax assets, noncurrent					26	28
Net deferred tax assets					64	61
Federal:
Current					114	92	46
Deferred					(1)	(7)	18
Total federal income tax provision					113	85	64
State:
Current					15	10	13
Deferred					(4)	1	1
Total state income tax provision					11	11	14
International:
Current					11	20	22
Deferred					1	(1)
Total international income tax provision					12	19	22
Total income tax provision	36	26	44	62	136	115	100
Reconciliation of income tax provision
Income tax provision at statutory rate					133	111	91
State income taxes, net of federal income tax effect					8	6	7
Federal tax credits					(1)		(2)
Unrecognized tax benefits						(1)	1
State valuation allowance					(1)
Other					(3)	(1)	3
Total income tax provision	36	26	44	62	136	115	100
Current
Significant Components of Deferred Tax Asset (Liability)
Merchandise inventories					(10)	(12)
Accrued expenses					11	13
State income taxes					(1)	(1)
Vacation accrual					8	7
Deferred rent					2	2
Other deferred tax assets					7	4
Gift cards					5	4
Foreign taxes						1
Workers' compensation					19	19
Other deferred tax (liabilities) assets					(3)	(4)
Noncurrent
Significant Components of Deferred Tax Asset (Liability)
Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards					9	10
Accrued expenses					1	1
State income taxes					4	3
Share-based compensation					22	29
Deferred rent					15	14
Other deferred tax assets					4	3
State valuation allowance					(9)	(10)
Bonus accrual					2	3
Property and equipment					(25)	(29)
Cancellation of debt income					(40)	(39)
Original issue discount related to cancellation of debt income					41	41
Other deferred tax (liabilities) assets					2	2
Michaels Stores Inc
Federal:
Current					125	92	46
Deferred						(7)	18
Total federal income tax provision					125	85	64
State:
Current					15	10	13
Deferred					(4)	1	1
Total state income tax provision					11	11	14
International:
Current					11	20	22
Deferred					1	(1)
Total international income tax provision					12	19	22
Total income tax provision	39	32	63	68	148	115	100
Reconciliation of income tax provision
Total income tax provision	39	32	63	68	148	115	100
Michaels Stores Inc | Current
Significant Components of Deferred Tax Asset (Liability)
Merchandise inventories					(10)	(12)
Accrued expenses					11	13
State income taxes					(1)	(1)
Vacation accrual					8	7
Deferred rent					2	2
Other deferred tax assets					7	4
Gift cards					5	4
Foreign taxes						1
Workers' compensation					19	19
Other deferred tax (liabilities) assets					(3)	(4)
Net deferred tax assets, current					38	33
Michaels Stores Inc | Noncurrent
Significant Components of Deferred Tax Asset (Liability)
Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards					9	10
Accrued expenses					1	1
State income taxes					4	3
Share-based compensation					22	29
Deferred rent					15	14
Other deferred tax assets					4	3
State valuation allowance					(9)	(10)
Bonus accrual					2	3
Property and equipment					(25)	(29)
Cancellation of debt income					(40)	(39)
Original issue discount related to cancellation of debt income					41	41
Other deferred tax (liabilities) assets					2	2
Net deferred tax assets, noncurrent					26	28
Net deferred tax assets					$ 64	$ 61